10-K Insurance – Statutory Information (Tables)	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Statutory Accounting Practices Disclosure
BICI’s net income and statutory capital and surplus, as determined in accordance with statutory accounting practices (“SAP”), are as follows:

	2023	2022
	($ in thousands)
Net income	$16,106	$2,914
Statutory capital and surplus	191,463	108,764